GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.03%
$ 2,194,106	ARL Second LLC(a) Series 2014-1A Class A1 2.92%, 06/15/2044	$ 2,209,350
1,445,000	Carvana Auto Receivables Trust(a) Series 2019-1A Class A3 3.08%, 11/15/2022	1,455,964
17,387	Citicorp Residential Mortgage Trust(b) Series 2006-2 Class A6 5.25%, 09/25/2036	17,652
2,674,001	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	2,675,560
	Mill City Mortgage Loan Trust(a)(c)
	Series 2017-2 Class A1
1,380,283	2.75%, 07/25/2059	1,384,592
	Series 2018-1 Class A1
971,611	3.25%, 05/25/2062	990,966
715,813	SoFi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	717,528
	Towd Point Mortgage Trust(a)(c)
	Series 2015-1 Class A2
5,000,000	3.25%, 10/25/2053	5,014,457
	Series 2015-4 Class A1B
355,558	2.75%, 04/25/2055	355,372
	Series 2015-5 Class A1B
337,882	2.75%, 05/25/2055	339,059
	Series 2017-2 Class A1
1,009,201	2.75%, 04/25/2057	1,016,855
	Series 2018-3 Class A1
2,478,583	3.75%, 05/25/2058	2,569,835
1,700,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	1,737,636
		20,484,826
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass-Through Certificates(d) Series T-34 Class A1V 2.27%, 07/25/2031 1-mo. LIBOR + 0.12%	152,145
TOTAL ASSET-BACKED SECURITIES — 6.07% (Cost $20,519,555)		$20,636,971
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.66%
$ 1,230,000	Citigroup Commercial Mortgage Trust(a) Series 2019-PRM Class A 3.34%, 05/10/2036	$ 1,283,365
832,689	Citigroup Mortgage Loan Trust(a)(c) Series 2018-RP1 Class A1 3.00%, 09/25/2064	839,286
1,993,444	MetLife Securitization Trust(a)(c) Series 2017-1A Class A 3.00%, 04/25/2055	2,015,315
1,500,000	One Bryant Park Trust(a) Series 2019-OBP Class A 2.52%, 09/13/2049	1,507,918
		5,645,884
U.S. Government Agency — 53.35%
315,810	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	314,053
	Federal Home Loan Mortgage Corp
2,124	11.00%, 07/01/2020	2,133
7,849	11.00%, 08/01/2020	7,920
17,771	5.50%, 04/01/2022	18,309
218,383	4.50%, 04/01/2024	227,521
122,017	4.50%, 05/01/2024	126,869
144,483	4.50%, 12/01/2024	150,564
2,714	9.50%, 04/01/2025	2,901
165,470	4.00%, 03/01/2026	172,993
1,512,809	3.00%, 12/01/2026	1,555,298
472,796	2.50%, 01/01/2029	479,674
733,556	3.00%, 07/01/2029	756,353
886,641	3.50%, 02/01/2032	924,021
18,351	7.50%, 03/01/2032	18,383
81,585	5.50%, 08/01/2033	92,019
59,577	5.50%, 01/01/2034	67,410
777,350	4.00%, 05/01/2034	823,787
138,356	5.50%, 10/01/2034	155,211
328,163	5.00%, 09/01/2035	362,512
305,581	5.00%, 12/01/2035	337,735
18,769	5.00%, 01/01/2036	20,450
260,186	6.00%, 01/01/2036	299,323
135,741	6.00%, 03/01/2036	156,321
124,254	6.00%, 07/01/2036	143,054
1,905,416	3.00%, 09/01/2036	1,961,309
27,768	5.50%, 05/01/2038	31,343
25,876	6.00%, 05/01/2038	29,751
89,205	5.00%, 06/01/2038	98,517
638,408	4.50%, 02/01/2040	692,052
860,577	5.00%, 03/01/2040	947,474
524,982	4.00%, 10/01/2040	561,124
715,704	4.00%, 01/01/2041	764,993
392,767	4.00%, 02/01/2041	419,818
487,660	3.50%, 02/01/2042	512,618
505,461	4.00%, 03/01/2042	540,483
689,978	3.50%, 06/01/2042	725,328

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 332,737	3.50%, 11/01/2042	$ 349,793
1,782,579	3.00%, 04/01/2043	1,838,274
652,315	4.00%, 06/01/2043	698,441
1,417,691	3.00%, 07/01/2043	1,461,529
1,763,830	4.00%, 05/01/2044	1,868,716
1,776,994	3.50%, 10/01/2045	1,852,249
847,658	3.00%, 10/01/2046	868,927
1,774,349	3.00%, 11/01/2046	1,818,869
3,324,641	3.00%, 12/01/2046	3,403,947
4,885,162	3.50%, 11/01/2047	5,045,048
2,322,391	4.00%, 10/01/2048	2,423,355
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K056 Class A1
1,520,871	2.20%, 07/25/2025	1,535,625
	Series K072 Class A1
1,425,667	3.25%, 11/25/2027	1,499,880
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(c)	2,732,243
	Series K091 Class A1
2,984,338	3.34%, 10/25/2028	3,213,984
	Series K095 Class A1
1,343,752	2.63%, 11/25/2028	1,396,268
	Series K722 Class A2
3,000,000	2.41%, 03/25/2023	3,041,014
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,865,751
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023(c)	5,219,980
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(c)	5,244,833
2,488,062	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	2,564,607
	Federal National Mortgage Association
27,471	5.00%, 06/01/2023	28,484
2,742	8.50%, 08/01/2024	2,945
186,444	4.00%, 07/01/2025	194,321
196,391	4.00%, 09/01/2025	204,699
663,176	3.50%, 11/01/2025	685,645
163,129	4.00%, 12/01/2025	170,082
292,712	3.00%, 06/01/2027	300,704
1,318,936	3.00%, 08/01/2029	1,355,238
167,489	4.50%, 02/01/2030	179,587
172,312	4.50%, 03/01/2030	184,759
887,256	2.50%, 06/01/2030	898,884
799,930	3.00%, 10/01/2030	822,602
52,160	7.00%, 02/01/2031	57,911
63,564	7.00%, 09/01/2031	74,386
146,225	6.50%, 12/01/2031	162,926
81,085	7.00%, 12/01/2031	88,435
310,578	6.50%, 01/01/2032	346,053
41,859	7.00%, 01/01/2032	42,302
56,982	6.50%, 02/01/2032	63,490
2,383,039	3.00%, 05/01/2032	2,457,392
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 408,962	3.00%, 08/01/2032	$ 419,298
150,880	6.00%, 02/01/2033	156,608
165,056	6.00%, 03/01/2033	189,440
161,476	5.50%, 07/01/2033	180,881
310,002	5.00%, 09/01/2033	342,214
70,174	5.50%, 09/01/2033	77,801
228,816	5.50%, 11/01/2033	258,637
105,667	5.50%, 03/01/2034	119,512
934,966	3.00%, 05/01/2034	956,256
3,154,917	3.00%, 06/01/2034	3,244,734
73,120	5.50%, 10/01/2034	82,571
137,151	5.50%, 12/01/2034	155,128
254,217	5.50%, 02/01/2035	287,456
673,743	3.50%, 04/01/2035	697,827
147,277	5.00%, 09/01/2035	162,608
332,264	5.00%, 10/01/2035	366,889
121,007	5.50%, 10/01/2035	136,857
239,105	6.00%, 12/01/2035	275,208
122,007	5.50%, 01/01/2036	137,992
141,778	6.00%, 01/01/2036	163,045
49,115	6.00%, 02/01/2036	56,532
50,941	6.00%, 03/01/2036	58,634
207,375	5.50%, 05/01/2036	233,858
66,891	6.00%, 05/01/2037	76,998
118,341	5.00%, 07/01/2037	130,656
266,604	5.50%, 03/01/2038	300,175
279,060	5.50%, 06/01/2038	314,490
155,352	4.50%, 02/01/2039	168,095
232,557	5.00%, 04/01/2039	256,636
575,731	4.50%, 05/01/2039	626,354
278,490	4.50%, 06/01/2039	301,972
671,087	4.50%, 08/01/2039	726,598
659,294	5.00%, 11/01/2039	728,608
314,621	5.00%, 12/01/2039	347,661
142,387	4.50%, 03/01/2040	154,260
374,301	5.00%, 06/01/2040	413,631
1,105,016	4.50%, 08/01/2040	1,196,424
163,532	4.50%, 09/01/2040	177,197
677,373	5.00%, 09/01/2040	748,668
364,442	4.50%, 11/01/2040	394,833
409,744	5.00%, 01/01/2041	450,061
374,408	4.50%, 02/01/2041	405,751
114,078	4.00%, 03/01/2041	121,878
2,138,243	4.50%, 03/01/2041	2,316,216
515,950	4.00%, 09/01/2041	551,158
595,442	4.50%, 10/01/2041	645,317
1,696,816	3.50%, 12/01/2041	1,782,602
1,831,844	4.00%, 12/01/2041	1,957,380
1,040,013	4.00%, 07/01/2042	1,111,389
328,869	3.00%, 09/01/2042	338,966
1,045,960	3.50%, 09/01/2042	1,066,618
868,561	3.50%, 10/01/2042	912,514
642,122	3.00%, 12/01/2042	661,837
1,812,294	3.00%, 03/01/2043	1,867,940
1,704,698	3.00%, 05/01/2043	1,756,941
1,170,007	3.00%, 07/01/2043	1,180,950
986,131	3.00%, 08/01/2043	1,016,048
690,104	3.00%, 09/01/2043	711,251

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,118,924	3.50%, 08/01/2045	$ 1,165,795
4,708,431	3.50%, 12/01/2045	4,905,320
4,205,012	3.50%, 01/01/2046	4,380,835
1,338,552	3.50%, 02/01/2046	1,394,445
2,091,451	3.50%, 03/01/2046	2,177,198
971,439	3.50%, 09/01/2046	1,008,596
2,897,808	3.00%, 10/01/2046	2,974,577
1,551,568	4.00%, 03/01/2047	1,628,536
1,996,034	4.00%, 07/01/2047	2,095,428
2,185,921	3.50%, 08/01/2047	2,261,857
5,454,577	4.00%, 08/01/2047	5,715,363
92,778	3.50%, 12/01/2047	95,810
1,911,537	3.50%, 08/01/2056	2,012,507
2,027,376	3.00%, 02/01/2057	2,073,368
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
1,898,384	3.00%, 06/25/2048	1,943,225
	Series 2018-43 Class JD
2,358,867	3.00%, 06/25/2048	2,428,420
	Series 2018-51 Class A
2,642,018	3.00%, 07/25/2048	2,703,397
	Government National Mortgage Association
3,789	8.00%, 11/20/2023	4,015
2,213	7.50%, 10/20/2028	2,441
1,918	7.50%, 12/20/2028	2,097
155,210	5.00%, 10/20/2033	171,680
127,174	5.00%, 02/20/2034	140,846
136,343	5.50%, 11/20/2034	154,133
114,664	5.50%, 04/20/2035	129,306
108,188	5.00%, 12/20/2035	119,892
72,566	5.50%, 05/20/2039	81,309
1,579,701	4.00%, 12/15/2040	1,686,889
908,147	4.00%, 01/15/2041	969,621
968,739	4.00%, 03/20/2041	1,032,707
288,214	4.00%, 05/20/2041	307,339
1,121,183	4.00%, 07/20/2041	1,195,572
737,073	4.00%, 09/15/2041	786,808
521,902	3.50%, 08/15/2042	549,261
2,263,397	3.50%, 08/20/2045	2,379,576
1,740,303	3.50%, 12/20/2045	1,824,255
1,163,560	3.00%, 01/20/2046	1,201,374
1,230,912	3.50%, 01/20/2046	1,287,690
884,617	3.00%, 04/20/2046	912,485
1,387,268	3.00%, 09/20/2046	1,431,447
1,059,599	3.50%, 06/20/2047	1,111,879
1,414,847	4.50%, 05/20/2048	1,480,247
4,074,063	4.50%, 09/20/2048	4,308,039
1,335,467	5.00%, 09/20/2048	1,407,520
	Series 2018-94 Class AC
2,884,743	3.50%, 07/20/2048	2,992,742
	Vendee Mortgage Trust
	Series 1993-3 Class 1
246,667	5.47%, 09/15/2023(c)	255,382
	Series 1996-3 Class 1Z
620,171	6.75%, 09/15/2026	673,593
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2002-1 Class 1A
$ 319,622	6.00%, 10/15/2031	$ 358,026
	Series 2008-1 Class GD
769,038	5.25%, 01/15/2032	795,084
	Series 2011-2 Class V
1,176,418	3.75%, 02/15/2028	1,185,652
		181,345,445
TOTAL MORTGAGE-BACKED SECURITIES — 55.01% (Cost $183,342,459)		$186,991,329
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,524,352
500,000	5.75%, 06/12/2026	623,960
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.63% (Cost $2,045,053)		$2,148,312
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,000,000	2.13%, 01/31/2021	8,036,250
10,750,000	1.75%, 07/31/2021(e)	10,764,697
6,000,000	1.50%, 09/30/2021	5,985,234
9,000,000	1.75%, 02/28/2022	9,028,476
8,000,000	1.50%, 08/15/2022	7,982,188
5,000,000	1.63%, 11/15/2022	5,007,422
6,500,000	2.75%, 04/30/2023	6,764,062
1,500,000	2.75%, 07/31/2023	1,565,274
9,000,000	2.75%, 02/28/2025	9,542,813
2,000,000	2.75%, 06/30/2025	2,125,781
2,000,000	2.88%, 07/31/2025	2,141,406
7,000,000	2.25%, 11/15/2025	7,259,766
7,500,000	2.63%, 12/31/2025	7,949,707
2,000,000	1.88%, 07/31/2026	2,032,969
1,750,000	1.63%, 09/30/2026	1,750,342
3,000,000	2.38%, 05/15/2029	3,186,680
1,500,000	1.63%, 08/15/2029(e)	1,493,496
3,900,000	3.50%, 02/15/2039	4,888,559
4,250,000	3.13%, 02/15/2043	5,072,275
3,250,000	2.88%, 05/15/2043	3,728,740
5,200,000	2.50%, 02/15/2045	5,599,750
1,750,000	2.50%, 02/15/2046	1,885,557
2,750,000	2.75%, 11/15/2047	3,117,275
3,500,000	3.00%, 02/15/2048	4,158,984
1,750,000	3.13%, 05/15/2048	2,128,779
4,000,000	3.00%, 08/15/2048	4,760,625
TOTAL U.S. TREASURY BONDS AND NOTES — 37.64% (Cost $121,901,744)		$127,957,107

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.96%
$ 900,000	Repurchase agreement (principal amount/value $900,000 with a maturity value of $900,050 with Daiwa Capital Markets America Inc, 2.00%, dated 9/30/19 to be repurchased at $900,050 on 10/1/19 collateralized a U.S. Treasury security and various U.S. Government Agency securities, 1.75% - 2.82%, 5/20/24 - 2/15/45, with a value of $918,055.	$ 900,000
2,983,721	Undivided interest of 14.83% in a repurchase agreement (principal amount/value $20,150,843 with a maturity value of $20,152,158) with BNP Paribas Securities Corp, 2.35%, dated 9/30/19 to be repurchased at $2,983,721 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 4.63%, 11/15/19 - 2/15/49, with a value of $20,553,860.(f)	2,983,721
2,983,721	Undivided interest of 18.04% in a repurchase agreement (principal amount/value $16,558,989 with a maturity value of $16,560,056) with Bank of Montreal, 2.32%, dated 9/30/19 to be repurchased at $2,983,721 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.88%, 2/27/20 - 9/20/64, with a value of $16,890,170.(f)	2,983,721
2,983,721	Undivided interest of 4.41% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $2,983,721 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(f)	2,983,721
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,983,721	Undivided interest of 5.10% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $2,983,721 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(f)	$ 2,983,721
610,118	Undivided interest of 6.66% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $610,118 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 2.25%, 8/31/21 - 11/15/27, with a value of $9,347,857.(f)	610,118
TOTAL SHORT TERM INVESTMENTS — 3.96% (Cost $13,445,002)		$13,445,002
TOTAL INVESTMENTS — 103.31% (Cost $341,253,813)		$351,178,721
OTHER ASSETS & LIABILITIES, NET — (3.31)%		$(11,248,829)
TOTAL NET ASSETS — 100.00%		$339,929,892

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2019. Maturity date disclosed represents final maturity date.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
(e)	All or a portion of the security is on loan at September 30, 2019.
(f)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2019